Finance expense	12 Months Ended
Dec. 31, 2019
Finance Expense [Abstract]
Finance expense [Text Block]

18. Finance expense

The following is a summary of finance expenses incurred by the Company during the years ended December 31, 2019 and 2018. Specifically, the table below includes the results for the AGM from January 1, 2018 to July 31, 2018, being the period during which the Company controlled the AGM, but does not include the results of the AGM from August 1, 2018 to December 31, 2018.

	Year ended December 31,
	2019	2018
	$	$
Fair value adjustment on redeemable preference shares (note 7(a))	(35,626)	-
Interest on lease liability (note 9)	(12)	-
Interest charges on Red Kite loan and associated withholding taxes	-	(9,987)
Accretion charges on asset retirement provisions	-	(429)
Other	(12)	(321)
Total finance expense	(35,650)	(10,737)